BASIS OF PRESENTATION (Details)	3 Months Ended
Mar. 31, 2025
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	79.09%
Jurisdiction	Mexico
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Cervantes LLP (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	U.S.
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Jurisdiction	Mexico
Ownership Interest Indirect	1.22%
Ownership Interest Direct	98.45%
Ownership Interest Effective	99.67%